Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
17.	Subsequent events

On
January 3, 2019,
the Company granted certain consultant, officers and directors an aggregate of
425,000
stock options in accordance with the terms of the Company’s stock option plan, each of which is exercisable into one
common share at an exercise price of
$0.84
per share until
February 7, 2021.

On
March 1, 2019,
the Company granted a consultant an aggregate of
100,000
stock options in accordance with the terms of the Company’s stock option plan, each of which is exercisable into one
common share at an exercise price of
$0.90
per share until
March 29, 2021.